Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards	$ 39.0	$ 29.0
Deferred tax assets related to state and local tax net operating loss carryforwards, net of related valuation allowances	$ 39.0	29.0
Tax Cuts and Jobs Act of 2017, change in income tax expense (benefit)			$ 15.5
Tax rate before change due to Tax Cuts and Jobs Act of 2017			35.00%
Tax rate after Tax Cuts and Jobs Act of 2017	21.00%
Non-cash capital contribution			$ 40.0
Change in deferred tax regulatory asset/liability due to TCJA			17.0
Unrecognized Tax Benefits Due To Uncertainity In Timing Of Deductibility	$ 1.4
Unrecognized Tax Benefits	1.4	3.5
Decrease in Unrecognized Tax Benefits Due To Uncertainty In Timing of Deductibility	2.1
Forecast [Member]
Income Taxes [Line Items]
Unrecognized tax benefits anticipated to result in a decrease of unrecognized tax benefits with 12 months of the balance sheet date, minimum				$ 0.0
Other Paid-In Capital [Member]
Income Taxes [Line Items]
Non-cash capital contribution	$ 0.0	$ 0.0	$ 40.0